Derivative Financial Instruments and Hedging Derivative Financial Instruments and Hedging Narrative (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Derivative [Line Items]
Derivative, Remaining Maturity	12 months
Interest Rate Swap [Member]
Derivative [Line Items]
Derivative, Notional Amount	$ 869.5
Interest rate swap, rate lock swaps [Member]
Derivative [Line Items]
Derivative, Notional Amount	700.0
Derivative, Fixed Interest Rate	4.00%
Future [Member]
Derivative [Line Items]
Derivative, Notional Amount	23.4
Commodity Contract [Member]
Derivative [Line Items]
Derivative, Notional Amount	53.0
Michael Foods [Member] | Interest Rate Swap [Member]
Derivative [Line Items]
Derivative, Notional Amount	350.0
Participation in Ralcorp derivative program costs [Member] | Cost of Sales [Member]
Derivative [Line Items]
Derivative Instruments, Gain (Loss) Recognized in Income, Net	$ 0	$ 0	$ 2.0